Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2021	2020

Total gross trade receivables	8 088	8 310

Provisions for doubtful trade receivables	-83	-93

Total trade receivables, net	8 005	8 217

Trade receivables provision movements
(USD millions)	2021	2020	2019

January 1	-93	-95	-126

Provisions related to discontinued operations [1]			54

Provisions for doubtful trade receivables charged to the consolidated income statement	-39	-59	-89

Utilization of provisions for doubtful trade receivables	9	13	12

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement	34	53	53

Currency translation effects	6	-5	1

December 31	-83	-93	-95

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Overdue amounts and related provision
(USD millions)	2021	2020

Not overdue	7 639	7 714

Past due for not more than one month	162	150

Past due for more than one month but less than three months	99	118

Past due for more than three months but less than six months	63	102

Past due for more than six months but less than one year	28	77

Past due for more than one year	97	149

Provisions for doubtful trade receivables	-83	-93

Total trade receivables, net	8 005	8 217

Gross trade receivable from closely monitored countries
(USD millions)	2021	2020

Total balance of gross trade receivables from closely monitored countries	1 336	1 505

Past due for more than one year	27	55

Provisions for doubtful trade receivables	24	27

Trade receivables denominated in other currencies
(USD millions)	2021	2020

US dollar (USD)	3 344	3 311

Euro (EUR)	1 408	1 668

Russian ruble (RUB)	473	288

Japanese yen (JPY)	383	437

British pound (GBP)	200	191

Chinese yuan (CNY)	197	208

Australian dollar (AUD)	139	153

Canadian dollar (CAD)	139	125

Brazilian real (BRL)	129	148

Swiss franc (CHF)	106	124

Other currencies	1 487	1 564

Total trade receivables, net	8 005	8 217